Summary of Significant Accounting Standards, Restricted Cash (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$ 49,466	$ 81,151
Restricted cash	2,598	5,307
Total cash, cash equivalents and restricted cash	$ 52,064	$ 86,458	$ 56,792	$ 56,658